CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net profit	$ 48,706	$ 58,173	$ 130,074	$ 113,947
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(11,904)	(16,921)	(12,818)	(25,206)
Change in employees plan assets and benefit obligations, net of taxes	93	(10)	185	(20)
Unrealized loss on derivatives	(1,964)	(8,151)	(2,727)	(14,922)
Comprehensive income	34,931	33,091	114,714	73,799
Comprehensive loss (income) attributable to non-controlling interest	2,484	(96)	(7,482)	(1,837)
Comprehensive income attributable to the Company	$ 37,415	$ 32,995	$ 107,232	$ 71,962